Financial Instruments and Risk Management - Summary of Credit Ratings (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Moodys [Member]
Disclosure of external credit grades [Line Items]
Rating	Baa2	Baa2	Baa1
Outlook	Stable	Stable	Negative
Standard And Poor's [Member]
Disclosure of external credit grades [Line Items]
Rating	BBB	BBB+	BBB+
Outlook	Stable	Negative	Negative